January 2, 2019

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS AND PROSPECTUS

(funds with BNY Mellon Asset Management North America Corporation as an adviser, subadviser or employer in a dual employment arrangement with Dreyfus, and funds that invest in underlying funds with BNY Mellon Asset Management North America Corporation as an adviser, subadviser or employer in a dual employment arrangement with Dreyfus)

Effective January 2, 2019, BNY Mellon Asset Management North America Corporation changed its name to "Mellon Investments Corporation".  All information in the fund's summary prospectus, if applicable, and prospectus relating to "BNY Mellon Asset Management North America Corporation" or "BNY Mellon AMNA" now relates to Mellon Investments Corporation.

BNYM-ROSTK-0119

January 2, 2019

SUPPLEMENT TO CURRENT STATEMENT OF ADDITIONAL INFORMATION

(funds with BNY Mellon Asset Management North America Corporation as an adviser, subadviser or employer in a dual employment arrangement with Dreyfus, and funds that invest in underlying funds with BNY Mellon Asset Management North America Corporation as an adviser, subadviser or employer in a dual employment arrangement with Dreyfus)

Effective January 2, 2019, BNY Mellon Asset Management North America Corporation changed its name to "Mellon Investments Corporation".  All information in the fund's Statement of Additional Information relating to "BNY Mellon Asset Management North America Corporation" or "BNY Mellon AMNA" now relates to Mellon Investments Corporation.

BNYM-SASTK-0119